Debt - FY (Details) - USD ($) $ in Thousands					9 Months Ended	12 Months Ended
	Dec. 04, 2015	Sep. 29, 2014	Mar. 10, 2014	Jun. 21, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Principal and interest repaid					$ 2,500
Total interest expense						$ 1,200	$ 1,000	$ 500
Interest paid						1,100	$ 900	$ 500
Future principal payments [Abstract]
2016						1,500
2017						3,000
2018						3,000
2019						3,000
2020						19,500
Total principal payments						$ 30,000
Common Class A [Member]
Debt Instrument [Line Items]
Principal and interest repaid				$ 4,200
PrivateBank [Member] | Secured Term Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Description of variable rate basis					3 month LIBOR	3 month LIBOR
Margin on variable rate						2.75%	3.50%
PrivateBank [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Investment as additional paid-in capital				11,000
Amount retained to fund estimated interest payments				$ 2,300
PrivateBank [Member] | Credit Agreement [Member] | Secured Term Loan [Member]
Debt Instrument [Line Items]
Term of loan				5 years	5 years
Amount of loan commitment				$ 17,500	$ 30,000
Maturity date					Dec. 04, 2020	Jun. 30, 2018
PrivateBank [Member] | Amended Credit Agreement One [Member] | Secured Term Loan [Member]
Debt Instrument [Line Items]
Amount of loan commitment			$ 25,000
Increase in loan commitment			$ 7,500
PrivateBank [Member] | Amended Credit Agreement Two [Member] | Secured Term Loan [Member]
Debt Instrument [Line Items]
Amount of loan commitment		$ 28,000
Investment as additional paid-in capital		9,000
Amount retained to fund estimated interest payments		1,500
Increase in loan commitment		$ 3,000
PrivateBank [Member] | Amended Credit Agreement Three [Member] | Secured Term Loan [Member]
Debt Instrument [Line Items]
Amount of loan commitment	$ 30,000
Maturity date						Dec. 04, 2020
Investment as additional paid-in capital	2,000
Increase in loan commitment	$ 2,000
Periodic principal payment						$ 750
Final payment to be paid						$ 17,300